Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended					9 Months Ended	12 Months Ended
	Apr. 30, 2016	Sep. 30, 2015	Aug. 19, 2015	Jul. 31, 2015	Jun. 30, 2015	Mar. 31, 2016	Jun. 30, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Management Fee Payable Per Month				$ 18,000
Operating Leases Monthly Base Rent Initial Year					$ 2,900		$ 2,900
Operating Leases, Rent Expense							112,000
Contractual Obligation, Total					3,222,000	$ 3,800,000	$ 3,222,000
Agreement Termination Notice Period							37 months
Subsequent Event [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Management Fee Payable Per Month				30,000
Operating Leases Monthly Base Rent Initial Year			$ 8,500
Lessee Leasing Arrangements, Operating Leases, Term of Contract			37 months
Operating Leases, Rent Expense			$ 318,000
COLORADO [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases Monthly Base Rent Initial Year		$ 9,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract		37 months
Operating Leases, Rent Expense		$ 318,000
NORTH CAROLINA [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Operating Leases Monthly Base Rent Initial Year					$ 3,000		$ 3,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract					37 months
Operating Leases, Rent Expense					$ 112,000
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total					350,000	$ 298,000	$ 350,000
Agreement Termination Notice Period						30 days	30 days
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total					133,000	$ 1,000,000	$ 133,000
Payment Of Contractual Obligations	$ 500,000
Aytu Manufacturing And Commercial Development [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total					$ 133,000		$ 133,000
ProstascintInventory Transfer Fee [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contractual Obligation, Total				$ 500,000